employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Other comprehensive income
Discount rate used to determine defined benefit obligations	4.97%		4.97%		4.65%
Total	$ (22)	$ (5)	$ (69)	$ 1
Effect of asset ceiling limit
Other comprehensive income
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling			1,188		$ 914
Pension plans | Pension plan | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service	(20)	(20)	(40)	(38)
Benefits earned for past service	(1)		(1)
Total	(21)	(20)	(41)	(38)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(96)	(100)	(193)	(200)
Total	(96)	(100)	(193)	(200)
Other comprehensive income
Changes in plan financial assumptions	92	(9)	327	(200)
Total	92	(9)	327	(200)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS			234	234
PLAN ACCOUNT BALANCES
Change in period			327	(204)
Balance at beginning of period			(8,489)	(8,075)	(8,075)
Balance at end of period	(8,162)	(8,279)	(8,162)	(8,279)	(8,489)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	(7,740)	(7,042)	(7,740)	(7,042)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(422)	(1,237)	(422)	(1,237)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(210)	(1,029)	(210)	(1,029)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	(212)	(208)	(212)	(208)
Pension plans | Pension plan | Plan assets
Employee benefits expense
Employees' contributions	5	5	9	9
Administrative fees	(1)	(1)	(2)	(2)
Total	4	4	7	7
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	105	109	210	219
Interest effect on asset ceiling limit	(11)	(11)	(21)	(23)
Total	94	98	189	196
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	(3)	8	(5)	234
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling	(67)	6	(253)	(35)
Total	(70)	14	(258)	199
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			14	16
BENEFITS PAID BY PLANS			(234)	(234)
PLAN ACCOUNT BALANCES
Change in period			(282)	184
Balance at beginning of period			8,352	7,990	7,990
Balance at end of period	8,070	8,174	8,070	8,174	8,352
Pension plans | Pension plan | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	8,061	7,349	8,061	7,349
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	9	825	9	825
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	9	825	9	825
Pension plans | Pension plan | Net
Employee benefits expense
Total	(17)	(16)	(34)	(31)
Financing costs
Total	(2)	(2)	(4)	(4)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(19)	(18)	(38)	(35)
Other comprehensive income
Total	22	5	69	(1)
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME	3	(13)	31	(36)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions			14	16
PLAN ACCOUNT BALANCES
Change in period			45	(20)
Balance at beginning of period			(137)	(85)	(85)
Balance at end of period	(92)	(105)	(92)	(105)	$ (137)
Pension plans | Pension plan | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at end of period	321	307	321	307
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at end of period	(413)	(412)	(413)	(412)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at end of period	(201)	(204)	(201)	(204)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at end of period	$ (212)	$ (208)	$ (212)	$ (208)